Lot purchase agreement deposits (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Lot purchase agreement deposits
Summary of the interest in lot purchase agreements

	March 31, 2023	December 31, 2022
Lot purchase agreement deposits	$8,113,303	$3,804,436
Remaining purchase price	205,808,168	65,451,928
Total contract value	$213,921,471	$69,256,364

	2022	2021
Deposit and pre-acquisition costs	$3,804,436	$2,946,001
Remaining purchase price	65,451,928	77,007,079
Total contract value	$69,256,364	$79,953,080